Intangible Assets, Net (Schedule of Future Amortization Expenses For Five Succeeding Fiscal Years) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,484
2017	1,409
2018	1,271
2019	1,034
2020	959
Thereafter	4,107
Intangible assets, net	$ 10,264	$ 10,544